Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 3,147,702	$ 12,264,736
Unbilled receivable	276,821	441,721
Right-of-use asset	27,165	24,721
Prepaid expenses and other current assets	1,847,481	2,931,415
Total current assets	5,299,169	15,662,593
Property and equipment, net
Other assets	585,883	754,756
Total assets	5,885,052	16,417,349
Current liabilities:
Accounts payable	2,943,791	301,104
Accrued expenses and other liabilities	2,226,494	3,407,533
Lease liability	27,315	24,874
Notes payable and accrued interest ($4,063,431 and $12,358,886 at fair value at December 31, 2022 and 2021, respectively)	4,266,610	12,748,155
Total current liabilities	9,464,210	16,481,666
Long-term liabilities:
Notes payable, net of current portion (at fair value)	140,148	4,440,951
Other long-term liabilities	310,346	3,652,790
Total long-term liabilities	450,494	8,093,741
Total liabilities	9,914,704	24,575,407
Commitments and contingencies (Note 6)
Stockholders’ deficit
Preferred stock, $0.0001 par value, 1,500,000 shares authorized, no shares issued and outstanding at December 31, 2022 and December 31, 2021
Common stock, $0.0001 par value, 250,000,000 and 150,000,000 shares authorized at December 31, 2022 and December 31, 2021; 534,571 and 102,759 shares issued at December 31, 2022 and December 31, 2021, respectively; 534,490 and 102,678 shares outstanding at December 31, 2022 and December 31, 2021, respectively	53	10
Additional paid-in capital	107,216,566	77,967,314
Accumulated deficit	(110,931,063)	(85,845,567)
Total Ensysce Biosciences, Inc. stockholders’ deficit	(3,714,444)	(7,878,243)
Noncontrolling interests in stockholders’ deficit	(315,208)	(279,815)
Total stockholders’ deficit	(4,029,652)	(8,158,058)
Total liabilities and stockholders’ deficit	$ 5,885,052	$ 16,417,349